Consolidated statements of shareholders' equity - EUR (€) € in Thousands	Total FME AG shareholders' equity	Ordinary shares	Additional paid in capital	Retained earnings	Foreign currency translation	Cash flow hedges	Pensions	Fair value changes	Noncontrolling interests	Total
Balance at beginning of period at Dec. 31, 2022	€ 13,989,453	€ 293,413	€ 3,372,799	€ 10,711,709	€ (207,210)	€ (627)	€ (155,526)	€ (25,105)	€ 1,459,726	€ 15,449,179
Balance at beginning of period (in shares) at Dec. 31, 2022		293,413,449
Proceeds from exercise of options and related tax effects	(1,190)		(1,190)							(1,190)
Dividends paid	(328,623)			(328,623)						(328,623)
Transactions with noncontrolling interests without loss of control	6,465		6,465						(11,903)	(5,438)
Noncontrolling interests due to changes in consolidation group									(12,569)	(12,569)
Contributions from/ to noncontrolling interests									(179,689)	(179,689)
Put option liabilities	65,044			65,044						65,044
Net income	311,072			311,072					164,788	475,860
Other comprehensive income (loss) related to:
Foreign currency translation	(64,892)				(63,607)	(274)	(811)	(200)	7,656	(57,236)
Cash flow hedges, net of related tax effects	(4,544)					(4,544)				(4,544)
Pensions, net of related tax effects	23,145						23,145			23,145
Fair value changes, net of related tax effects	10,629							10,629		10,629
Comprehensive income	275,410								172,444	447,854
Balance at end of period at Sep. 30, 2023	14,006,559	€ 293,413	3,378,074	10,759,202	(270,817)	(5,445)	(133,192)	(14,676)	1,428,009	15,434,568
Balance at end of period (in shares) at Sep. 30, 2023		293,413,449
Balance at beginning of period at Dec. 31, 2023	13,620,261	€ 293,413	3,380,331	10,921,686	(765,581)	(4,585)	(192,490)	(12,513)	1,206,274	€ 14,826,535
Balance at beginning of period (in shares) at Dec. 31, 2023		293,413,449								293,413,449
Dividends paid	(349,162)			(349,162)						€ (349,162)
Transactions with noncontrolling interests without loss of control	(3,283)		(3,283)						2,689	(594)
Noncontrolling interests due to changes in consolidation group									(23,000)	(23,000)
Contributions from/ to noncontrolling interests									(155,069)	(155,069)
Put option liabilities	46,454			46,454						46,454
Net income	471,014			471,014					151,738	622,752
Other comprehensive income (loss) related to:
Foreign currency translation	(180,056)				(130,855)	63	1,451	(50,715)	(14,164)	(194,220)
Cash flow hedges, net of related tax effects	2,517					2,517				2,517
Pensions, net of related tax effects	12,853						12,853			12,853
Fair value changes, net of related tax effects	1,877							1,877		1,877
Comprehensive income	308,205								137,574	445,779
Balance at end of period at Sep. 30, 2024	€ 13,622,475	€ 293,413	€ 3,377,048	€ 11,089,992	€ (896,436)	€ (2,005)	€ (178,186)	€ (61,351)	€ 1,168,468	€ 14,790,943
Balance at end of period (in shares) at Sep. 30, 2024		293,413,449								293,413,449